Other Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2025	Jun. 30, 2025	Jan. 31, 2025
Southern Energy S.A., SESA
Other Commitments [Line Items]
Equity method investment, ownership percentage		10.00%	10.00%
FLNG Hilli Project
Other Commitments [Line Items]
FLNG deployment project term	20 years	20 years
FLNG Hilli Project | Maximum
Other Commitments [Line Items]
Investment company, committed capital	$ 350,000
Development Of Mark III FLNG Unit
Other Commitments [Line Items]
Long term purchase commitments		$ 4,000
Funding Commitment With SESA
Other Commitments [Line Items]
Long term purchase commitments		$ 110,000